Related Party Arrangements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Selling commissions of gross offering proceeds for shares sold	7.00%
Marketing support fees of gross offering proceeds for shares sold	3.00%
Investment services fees of purchase price of properties	1.85%
Asset management fee of real estate asset value	0.08334%
Financing coordination fee of the gross amount of refinancing	1.00%
Cumulative, noncompounded annual return on invested capital	6.00%
Property management fees of gross revenues	4.50%
Rate of average investment asset in operating expense		2.00%
Rate of net income in operating expense		25.00%
Operating expenses in excess of Limitation justified	$ 800,000	$ 1,200,000
Exceeding Limitation expense of Offering costs	15.00%
Future Offering proceeds recognized by the Company if within Limitation	15.00%
Maximum percentage of gross proceeds of offering as organizational and offering costs liability	15.00%
Advisor
Related Party Transaction [Line Items]
Operating expenses in excess of Limitation justified	7,600,000
CNL Capital Markets Corporation
Related Party Transaction [Line Items]
Initial set-up fee	4.57
Annual maintenance fee	$ 19.20
Real Estate Properties
Related Party Transaction [Line Items]
Percentage of selling price of properties	1.00%
Other Assets
Related Party Transaction [Line Items]
Percentage of selling price of properties	1.00%